As filed with the SEC on March 2, 2004


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-2659
Pre-Effective Amendment No.


Post-Effective Amendment No. 57


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-4556


Amendment No. 58


                        (Check appropriate box or boxes.)


       TRANSAMERICA IDEX MUTUAL FUNDS (FORMERLY IDEX MUTUAL FUNDS)
--------------------------------------------------------------------------------


               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.


[ ] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.



[ ] On (Date) pursuant to paragraph (a) (1) of Rule 485.



[ ] On (Date) pursuant to paragraph (a) (2) of Rule 485.



[X] Immediately upon filing pursuant to paragraph (b) of Rule 485.



[ ] On (Date) pursuant to paragraph (b) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  PLEASE NOTE:



The prospectus, statement of additional information and Part C is incorporated by reference to the filing on behalf of TA IDEX Protected Principal Stock of Transamerica IDEX Mutual Funds to Post Effective Amendment No. 56 to the Fund's Registration Statement as filed on March 1, 2004.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                               Exhibits Filed With
                       Post-Effective Amendment No. 57 to
                            Registration Statement on
                                    Form N-1A



                         Transamerica IDEX Mutual Funds
                            Registration No. 33-2659

                                  EXHIBIT INDEX



EXHIBIT NUMBER         DESCRIPTION OF EXHIBIT
--------------         ----------------------
23 (k)            Financial Statements - AEGON/Transamerica Fund Advisers, Inc.